Consolidated Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
April 30, 2026
BCF-NPRT3-0626
1.800333.122
Common Stocks - 97.0%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA (b)	186,700	50,660,649
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (b)	2,722,428	45,927,360
CANADA - 1.6%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	3,333,565	351,848,356
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy Inc	1,264,456	86,645,978
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	223,472	19,436,067
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (b)	2,030,295	831,588,529
IT Services - 0.2%
Shopify Inc Class A (b)	1,687,611	204,846,543
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	554,030	775,642
TOTAL INFORMATION TECHNOLOGY		1,037,210,714
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	194,013	36,515,187
TOTAL CANADA		1,531,656,302
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	373,742	18,051,672
CHINA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	519,300	18,175,500
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares (e)	747,900	6,906,501
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	3,214,400	4,918,031
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Montage Technology Co Ltd H Shares	96,700	3,251,574
Software - 0.1%
Pony AI Inc ADR (b)	1,863,627	18,393,999
TOTAL INFORMATION TECHNOLOGY		21,645,573
TOTAL CHINA		51,645,605
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	413,513	94,851,612
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	5,138,901	180,221,258
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	2,642,086	34,109,330
TOTAL FINLAND		214,330,588
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(f)	663	18,145,127
INDIA - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	1,759,200	35,167,669
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (h)	51,599,045	105,837,595
Specialty Retail - 0.1%
Lenskart Solutions Ltd (h)	10,406,170	57,022,610
TOTAL CONSUMER DISCRETIONARY		162,860,205
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	3,072,736	14,942,925
Financials - 0.1%
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	25,045,170	125,385,691
Financial Services - 0.0%
Pine Labs Ltd (h)	8,277,220	17,028,841
TOTAL FINANCIALS		142,414,532
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	1,343,300	14,134,124
Life Sciences Tools & Services - 0.1%
Onesource Specialty Pharma Ltd (b)	2,020,423	37,130,058
TOTAL HEALTH CARE		51,264,182
Materials - 0.1%
Metals & Mining - 0.1%
Welspun Corp Ltd	5,004,153	67,158,657
TOTAL INDIA		473,808,170
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	204,327	7,915,628
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	4,241	36,939
TOTAL FINANCIALS		7,952,567
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	713,512	4,937,503
TOTAL ISRAEL		12,890,070
ITALY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	1,537,700	45,262,418
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Niterra Co Ltd	171,299	9,259,657
Household Durables - 0.0%
Panasonic Holdings Corp	1,109,027	22,686,046
TOTAL CONSUMER DISCRETIONARY		31,945,703
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hoya Corp	155,329	29,006,728
Industrials - 0.0%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	30,451	8,270,092
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kioxia Holdings Corp (b)	435,700	105,421,390
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	445,000	20,488,779
TOTAL JAPAN		195,132,692
KOREA (SOUTH) - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	45,350	13,105,561
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	123,270	110,633,961
TOTAL KOREA (SOUTH)		123,739,522
NETHERLANDS - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	25,491	19,926,825
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	66,800	96,124,532
BE Semiconductor Industries NV	100,400	29,128,678
NXP Semiconductors NV	648,908	190,512,900
TOTAL INFORMATION TECHNOLOGY		315,766,110
TOTAL NETHERLANDS		335,692,935
TAIWAN - 1.2%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	233,000	20,988,378
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	867,000	60,992,241
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,746,727	1,087,868,696
TOTAL INFORMATION TECHNOLOGY		1,148,860,937
TOTAL TAIWAN		1,169,849,315
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	1,204,872	70,846,474
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	20,949	31,339,075
TOTAL UNITED KINGDOM		102,185,549
UNITED STATES - 92.4%
Communication Services - 15.3%
Entertainment - 2.3%
Netflix Inc (b)	21,896,461	2,049,727,714
ROBLOX Corp Class A (b)	2,105,466	116,348,051
Sphere Entertainment Co Class A (b)(e)	143,526	20,445,279
		2,186,521,044
Interactive Media & Services - 13.0%
Alphabet Inc Class A	22,134,944	8,517,526,452
Epic Games Inc (b)(c)(d)	6,131	2,872,128
Meta Platforms Inc Class A	5,889,884	3,604,078,918
Snap Inc Class A (b)(e)	41,970,222	254,759,248
		12,379,236,746
TOTAL COMMUNICATION SERVICES		14,565,757,790
Consumer Discretionary - 15.4%
Automobiles - 1.4%
General Motors Co	122,300	9,403,647
Neutron Holdings Inc (b)(c)(d)	7,152,433	730,979
Rad Power Bikes Inc (b)(c)(d)	928,091	9
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	980,651	10
Rivian Automotive Inc Class A (b)(e)	2,115,890	34,700,596
Tesla Inc (b)	3,491,892	1,332,610,744
		1,377,445,985
Broadline Retail - 8.4%
Amazon.com Inc (b)	29,854,552	7,913,247,553
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	20,454	573,121
Hotels, Restaurants & Leisure - 2.1%
Brinker International Inc (b)	1,659,845	252,694,803
Carnival Corp	768,612	20,375,904
Cava Group Inc (b)(e)	465,591	43,490,855
Cheesecake Factory Inc/The	317,304	19,948,902
Chipotle Mexican Grill Inc (b)	7,654,092	260,162,588
DoorDash Inc Class A (b)	1,289,504	217,474,850
Dutch Bros Inc Class A (b)(e)	813,946	46,810,034
Hilton Worldwide Holdings Inc	542,859	175,924,316
Marriott International Inc/MD Class A1	403,697	146,013,168
Starbucks Corp (e)	5,069,901	534,012,673
Sweetgreen Inc Class A (b)(e)	1,768,830	12,169,550
Texas Roadhouse Inc	334,265	53,813,322
Viking Holdings Ltd (b)	137,079	11,228,141
Wingstop Inc (e)	455,071	74,658,948
Wynn Resorts Ltd	1,626,120	174,173,713
		2,042,951,767
Household Durables - 0.7%
Garmin Ltd	34,220	8,594,011
SharkNinja Inc (b)	5,467,175	631,622,728
		640,216,739
Specialty Retail - 2.4%
AutoZone Inc (b)	13,291	49,230,263
Bath & Body Works Inc	2,057,638	40,000,483
Bob's Discount Furniture Inc	294,788	3,166,022
Carvana Co Class A (b)	1,130,433	447,425,381
Fanatics Inc Class A (b)(c)(d)	1,938,909	169,324,923
Five Below Inc (b)	180,345	42,500,103
Floor & Decor Holdings Inc Class A (b)	970,262	46,960,681
Home Depot Inc/The	331,621	109,036,985
Lowe's Cos Inc	1,742,145	416,006,805
RealReal Inc/The (b)	1,339,169	15,922,719
RH (b)(e)(i)	1,147,475	151,420,801
Ross Stores Inc	125,077	28,491,290
TJX Cos Inc/The	2,019,750	316,595,813
Urban Outfitters Inc (b)	549,145	38,626,859
Victoria's Secret & Co (b)(e)	3,061,379	158,671,274
Warby Parker Inc Class A (b)	4,605,777	101,879,787
Wayfair Inc Class A (b)	1,769,481	113,122,920
		2,248,383,109
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	4,858,675	94,792,749
Kontoor Brands Inc	355,521	26,081,021
Lululemon Athletica Inc (b)	100,238	13,802,773
NIKE Inc Class B	2,324,868	103,131,144
PVH Corp	867,305	79,306,369
Ralph Lauren Corp Class A	65,762	23,584,884
Tapestry Inc	409,649	59,415,491
Tory Burch LLC Class A (b)(c)(d)(f)	293,611	10,611,102
		410,725,533
TOTAL CONSUMER DISCRETIONARY		14,633,543,807
Consumer Staples - 0.9%
Beverages - 0.1%
Celsius Holdings Inc (b)(e)	1,670,499	56,078,651
PepsiCo Inc	286,655	45,431,951
		101,510,602
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings Inc (b)	344,537	32,348,579
Chobani Inc Class A (c)(d)(f)	3,602	15,497,389
Costco Wholesale Corp	71,141	72,174,679
Kroger Co/The	278,872	18,982,817
Sprouts Farmers Market Inc (b)	710,190	58,129,052
Target Corp	2,881,309	373,849,843
		570,982,359
Food Products - 0.0%
Real Good Food Co LLC /The Class B (b)(d)	105,172	0
Real Good Food Co LLC /The Class B unit (b)(g)	105,172	53,638
		53,638
Household Products - 0.1%
Kimberly-Clark Corp	555,258	54,654,045
Procter & Gamble Co/The	172,985	25,444,364
		80,098,409
Personal Care Products - 0.0%
Herbalife Ltd (b)	2,781,545	46,173,647
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	48,026,139	91,729,925
JUUL Labs Inc Class B (b)(c)(d)	6,625	12,654
		91,742,579
TOTAL CONSUMER STAPLES		890,561,234
Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	425,519	12,825,143
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp	346,069	66,898,598
Diamondback Energy Inc	69,729	14,338,374
EOG Resources Inc	94,626	13,301,577
Exxon Mobil Corp	661,687	102,118,155
		196,656,704
TOTAL ENERGY		209,481,847
Financials - 1.8%
Capital Markets - 0.5%
Coinbase Global Inc Class A (b)	243,905	45,798,041
Goldman Sachs Group Inc/The	179,219	165,557,136
Morgan Stanley	365,435	69,648,257
Robinhood Markets Inc Class A (b)	2,053,709	149,694,849
		430,698,283
Consumer Finance - 0.1%
Dave Inc Class A (b)	99,288	27,005,343
Figure Technology Solutions Inc Class A (e)	1,615,682	56,710,438
		83,715,781
Financial Services - 1.2%
Affirm Holdings Inc Class A (b)	2,735,123	175,813,706
Mastercard Inc Class A	1,420,542	714,418,983
PayPal Holdings Inc	474,320	23,782,405
Remitly Global Inc (b)	696,998	15,257,286
Rocket Cos Inc Class A (b)	1,742,926	25,481,578
Stripe Global Holdings Inc (d)	173,600	10,936,800
Visa Inc Class A	603,115	198,931,452
		1,164,622,210
TOTAL FINANCIALS		1,679,036,274
Health Care - 4.6%
Biotechnology - 1.5%
AbbVie Inc	1,690,160	357,164,611
Alnylam Pharmaceuticals Inc (b)	573,365	177,450,734
Apogee Therapeutics Inc (b)	621,363	51,504,779
Avalyn Pharma Inc	281,300	5,063,400
Caris Life Sciences Inc (b)	131,226	2,493,294
Cibus Inc Class A (b)	713,562	998,987
Gilead Sciences Inc	4,720,956	617,689,883
Janux Therapeutics Inc (b)	230,774	3,316,222
Kailera Therapeutics Inc (e)	587,097	14,677,425
Legend Biotech Corp ADR (b)	484,043	11,384,691
Moderna Inc (b)	588,287	27,025,905
Oruka Therapeutics Inc (b)	129,200	8,838,572
Praxis Precision Medicines Inc (b)	65,068	20,745,630
Regeneron Pharmaceuticals Inc	39,368	27,835,538
Roivant Sciences Ltd (b)	819,496	23,380,221
Scholar Rock Holding Corp (b)	410,031	19,111,545
Travere Therapeutics Inc (b)	913,923	38,494,437
Vaxcyte Inc (b)	160,586	9,191,943
		1,416,367,817
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Class A1 (b)(c)(d)	63,681	2,225,651
Kestra Medical Technologies Ltd (b)	433,259	8,977,126
Medline Inc Class A	1,433,771	63,759,797
		74,962,574
Health Care Providers & Services - 0.5%
Cardinal Health Inc	821,876	158,523,443
Cencora Inc	269,261	82,935,081
Guardant Health Inc (b)	497,232	43,298,963
McKesson Corp	183,938	149,946,258
UnitedHealth Group Inc	82,063	30,402,699
		465,106,444
Health Care Technology - 0.0%
Claritev Corp warrants (b)(d)	138,859	1
HeartFlow Inc (b)	307,741	9,158,372
		9,158,373
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(f)	524,494	51,594,475
Pharmaceuticals - 2.5%
Crinetics Pharmaceuticals Inc (b)	384,752	14,920,683
Elanco Animal Health Inc (b)	749,072	16,756,741
Eli Lilly & Co	2,231,128	2,085,212,229
Jazz Pharmaceuticals PLC (b)	137,971	28,010,872
Johnson & Johnson	696,105	159,999,734
Roche Holding AG	66,069	26,923,107
Viatris Inc	1,901,047	28,401,642
		2,360,225,008
TOTAL HEALTH CARE		4,377,414,691
Industrials - 6.9%
Aerospace & Defense - 4.2%
Anduril Industries Inc Class B (c)(d)	27,087	1,867,649
Anduril Industries Inc Class C (c)(d)	13	896
Arxis Inc Class A (e)	259,633	9,087,155
ATI Inc (b)	223,273	34,710,021
Axon Enterprise Inc (b)	192,795	77,457,319
Beta Technologies Inc (h)	828,078	13,191,283
Beta Technologies Inc Class A (b)	420,956	6,705,829
Boeing Co (b)	2,440,704	558,994,437
Carpenter Technology Corp	427,097	182,882,935
FTAI Aviation Ltd (e)	1,697,585	423,836,047
GE Aerospace	1,147,004	332,550,870
Howmet Aerospace Inc	1,196,181	290,719,830
Karman Holdings Inc (b)	176,357	11,988,749
Relativity Space Inc (b)(c)(d)	34,453	36,520
Space Exploration Technologies Corp (b)(c)(d)	3,749,446	1,974,420,769
Space Exploration Technologies Corp Class C (b)(c)(d)	104,067	54,800,642
Woodward Inc	46,023	16,705,889
		3,989,956,840
Air Freight & Logistics - 0.0%
FedEx Corp	49,297	19,881,973
Building Products - 0.0%
Madison Air Solutions Corp Class A	831,597	31,750,373
Construction & Engineering - 0.4%
Comfort Systems USA Inc	143,083	263,308,491
Construction Partners Inc Class A (b)	124,382	15,381,078
IES Holdings Inc (b)	83,318	53,663,457
Sterling Infrastructure Inc (b)	32,335	16,672,573
		349,025,599
Electrical Equipment - 1.0%
Bloom Energy Corp Class A (b)	217,024	61,495,921
Eaton Corp PLC	44,139	19,112,628
Forgent Power Solutions Inc Class A	451,903	17,000,591
GE Vernova Inc	677,268	733,792,787
Nextpower Inc Class A (b)	834,077	99,363,593
Regal Rexnord Corp	191,235	41,121,262
		971,886,782
Ground Transportation - 0.4%
Lyft Inc Class A (b)(e)	2,952,353	41,775,795
Old Dominion Freight Line Inc	399,343	84,832,433
Uber Technologies Inc (b)	2,030,700	151,510,527
XPO Inc (b)	287,250	63,232,343
		341,351,098
Machinery - 0.4%
Caterpillar Inc	116,633	103,816,200
Cummins Inc	193,219	129,651,881
PACCAR Inc	574,696	68,273,885
RBC Bearings Inc (b)	74,367	44,552,526
Terex Corp	403,697	25,109,953
		371,404,445
Passenger Airlines - 0.5%
Delta Air Lines Inc (e)	4,004,742	272,282,409
United Airlines Holdings Inc (b)	2,497,168	224,745,120
		497,027,529
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc	170,927	45,758,867
TOTAL INDUSTRIALS		6,618,043,506
Information Technology - 46.3%
Communications Equipment - 0.9%
Arista Networks Inc (b)	457,557	79,024,669
Ciena Corp (b)	49,396	26,060,342
Lumentum Holdings Inc (b)	786,942	710,073,506
		815,158,517
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	2,163,194	318,573,580
Coherent Corp (b)	1,159,286	370,635,327
Corning Inc	1,023,184	168,047,740
Jabil Inc	382,795	129,189,485
Keysight Technologies Inc (b)	108,215	37,865,511
Sanmina Corp (b)	138,559	30,180,921
TD SYNNEX Corp	343,760	78,439,157
TTM Technologies Inc (b)	188,616	29,842,824
		1,162,774,545
IT Services - 0.7%
Akamai Technologies Inc (b)	223,421	23,007,894
Cloudflare Inc Class A (b)	1,150,146	235,745,426
Fastly Inc Class A (b)	898,549	22,692,854
Okta Inc Class A (b)	507,349	37,366,254
Twilio Inc Class A (b)	2,057,693	304,662,026
		623,474,454
Semiconductors & Semiconductor Equipment - 24.1%
Advanced Micro Devices Inc (b)	319,100	113,117,759
Applied Materials Inc	23,200	9,152,167
Astera Labs Inc (b)	2,566,270	499,755,420
Broadcom Inc	8,900,928	3,715,514,375
GlobalFoundries Inc (b)	2,282,661	147,459,901
Intel Corp (b)	194,700	18,395,256
KLA Corp	34,300	60,037,005
Lam Research Corp	632,100	162,993,306
MACOM Technology Solutions Holdings Inc (b)	435,822	122,731,833
Marvell Technology Inc	11,372,490	1,878,166,724
Micron Technology Inc	1,581,700	817,991,972
Monolithic Power Systems Inc	625,156	1,009,258,098
NVIDIA Corp	71,954,995	14,360,058,352
Teradyne Inc	104,500	35,892,615
		22,950,524,783
Software - 7.6%
Applied Intuition Inc Class A (b)(c)(d)	33,762	3,198,612
AppLovin Corp Class A (b)	2,584,241	1,153,475,970
Atom Tickets LLC (b)(c)(d)(f)	1,204,239	12
Aurora Innovation Inc Class A (b)(e)	2,526,035	14,853,086
Canva Inc Class A (b)(c)(d)	27,100	33,407,796
Celestial AI Inc (c)(d)	1,397,341	41,920
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	1,397,341	7,964,844
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	1,397,341	6,092,407
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	1,397,341	1,788,596
Celestial AI Inc escrow shares (c)(d)	1,397,341	14
Circle Internet Group Inc Class A (b)	145,212	13,196,867
Crowdstrike Holdings Inc Class A (b)	266,339	118,720,609
Intuit Inc	73,300	28,477,050
Microsoft Corp	11,965,514	4,879,297,299
OpenAI Group Pbc Class A (c)(d)	56,300	38,716,947
Oracle Corp	2,605,379	420,482,117
Palantir Technologies Inc Class A (b)	2,310,008	321,345,213
Palo Alto Networks Inc (b)	211,900	37,997,908
Salesforce Inc (e)	523,032	92,330,839
Strategy Inc Class A (b)(e)	212,363	35,135,458
Tanium Inc Class B (b)(c)(d)	554,900	3,778,869
Terawulf Inc (b)	1,557,129	33,836,413
Via Transportation Inc Class A (b)	805,948	12,258,469
Zoom Communications Inc Class A (b)	239,458	23,263,345
		7,279,660,660
Technology Hardware, Storage & Peripherals - 11.8%
Apple Inc	33,270,943	9,028,070,384
Dell Technologies Inc Class C	228,693	47,785,402
Sandisk Corp/DE (b)	654,843	718,041,898
Seagate Technology Holdings PLC	466,186	314,041,537
Western Digital Corp	2,516,612	1,093,518,246
		11,201,457,467
TOTAL INFORMATION TECHNOLOGY		44,033,050,426
Materials - 0.1%
Chemicals - 0.0%
Solstice Advanced Materials Inc	209,486	17,167,378
Construction Materials - 0.0%
James Hardie Industries PLC (b)	1,415,917	29,720,098
Metals & Mining - 0.1%
Alcoa Corp	276,736	17,652,989
Century Aluminum Co (b)	668,134	39,713,885
Newmont Corp	123,787	13,751,498
Steel Dynamics Inc	54,900	12,553,434
		83,671,806
TOTAL MATERIALS		130,559,282
Real Estate - 0.6%
Health Care REITs - 0.6%
Welltower Inc	2,284,865	496,592,559
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	3,737,227	28,290,808
TOTAL REAL ESTATE		524,883,367
Utilities - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp	111,254	34,822,502
Entergy Corp	603,959	71,212,806
NRG Energy Inc	797,268	124,038,955
		230,074,263
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	286,512	45,223,054
TOTAL UTILITIES		275,297,317
TOTAL UNITED STATES		87,937,629,541
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	1,293,716	31,677,398
TOTAL COMMON STOCKS (Cost $31,401,834,597)		92,453,136,525

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	2,432,800	11,769,643
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	647,200	3,131,089
Neutron Holdings Inc 8% 10/29/2026 (c)(d)(j)	24,887,736	44,561,492
TOTAL CONSUMER DISCRETIONARY		59,462,224
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	2,948,900	2,974,555
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	187,681	0
TOTAL UNITED STATES		62,436,779
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $31,104,317)		62,436,779

Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	164,500	12,659,920
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	293,038	88,350,957
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	170,267	35,342,617
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	1,631	2,185,704
Valuedrive Technologies Pvt Ltd Series B (c)(d)	3,283	4,399,550
Valuedrive Technologies Pvt Ltd Series C (c)(d)	14	18,761
Valuedrive Technologies Pvt Ltd Series C1 (c)(d)	12	16,081
Valuedrive Technologies Pvt Ltd Series G (c)(d)	21,019,000	7,824,268
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	795	1,065,380

TOTAL INDIA		15,509,744
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(c)(d)	14,138	527,065
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(c)(d)	932,003	21,855,470
Element Labs Inc Series B (c)(d)	674,000	16,263,620
TOTAL INDUSTRIALS		38,119,090
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	1,192,000	13,517,280
Xsight Labs Ltd Series F (c)(d)	2,378,372	21,857,239
TOTAL INFORMATION TECHNOLOGY		35,374,519
TOTAL ISRAEL		74,020,674
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	5,700	6,974,121
UNITED STATES - 2.7%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	50,654,200	5,176,859
Neutron Holdings Inc Series 1D (b)(c)(d)	85,315,542	8,719,249
Rad Power Bikes Inc Series A (b)(c)(d)	120,997	0
Rad Power Bikes Inc Series C (b)(c)(d)	476,111	5
Rad Power Bikes Inc Series D (b)(c)(d)	867,000	9
Waymo LLC Series A2 (b)(c)(d)	81,316	13,720,448
Waymo LLC Series C2 (b)(c)(d)	149,427	24,553,845
		52,170,415
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	61,000	1,359,080
TOTAL CONSUMER DISCRETIONARY		53,529,495
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	166,200	7,407,534
GoBrands Inc Series H (b)(c)(d)	104,029	5,935,895
		13,343,429
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,091,300	11
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	2,570,575	4,909,798
JUUL Labs Inc Series D (b)(c)(d)	13,822	26,400
JUUL Labs Inc Series E (b)(c)(d)	14,959	28,572
		4,964,770
TOTAL CONSUMER STAPLES		18,308,210
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	363,100	4,818,337
Stripe Global Holdings Inc Series H (c)(d)	73,100	4,605,300
Stripe Global Holdings Inc Series I (c)(d)	1,129,819	71,178,597
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	150,460	9,986,030
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	112,771	7,935,695
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	47,443	3,220,431
TOTAL FINANCIALS		101,744,390
Health Care - 0.1%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	3,301	715,788
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	5,347	1,070,042
Neurona Therapeutics Inc Series F (b)(c)(d)	1,902,800	5,575,204
		7,361,034
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	170,685	5,965,441
Blink Health LLC Series D (b)(c)(d)	38,410	1,342,429
		7,307,870
Health Care Technology - 0.1%
Oura Inc Series D (c)(d)	913,194	53,905,842
Oura Inc Series E (c)(d)	1,105,259	65,243,439
		119,149,281
TOTAL HEALTH CARE		133,818,185
Industrials - 1.3%
Aerospace & Defense - 1.3%
ABL Space Systems Co Series A10 (b)(c)(d)	789,444	205,256
ABL Space Systems Co Series A8 (b)(c)(d)	306,520	79,695
ABL Space Systems Co Series A9 (b)(c)(d)	158,338	41,168
Anduril Industries Inc Series F (b)(c)(d)	544,932	37,573,061
Anduril Industries Inc Series G (b)(c)(d)	254,700	17,561,565
Space Exploration Technologies Corp Series G (b)(c)(d)	98,074	516,447,878
Space Exploration Technologies Corp Series H (b)(c)(d)	25,767	135,686,445
Space Exploration Technologies Corp Series J (b)(c)(d)	5,376	28,309,478
Space Exploration Technologies Corp Series N (b)(c)(d)	79,406	418,144,055
		1,154,048,601
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	281,500	15,837,190
Zipline International Inc Series H (c)(d)	265,700	14,948,282
		30,785,472
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	1,263,700	8,365,694
TOTAL INDUSTRIALS		1,193,199,767
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	771,513	2,360,830
Cerebras Systems Inc Series G (c)(d)	1,109,600	111,248,496
Enevate Corp Series E (b)(c)(d)	12,084,432	121
Frore Systems Inc Series C (b)(c)(d)	366,694	10,553,453
Menlo Microsystems Inc Series C (b)(c)(d)	4,680,700	2,574,385
		126,737,285
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	709,497	3,788,714
Yanka Industries Inc Series F (b)(c)(d)	508,854	1,353,552
		5,142,266
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	391,847	12,111,991
Alif Semiconductor Series D (b)(c)(d)	217,800	7,085,034
Danger Devices Inc Series B (b)(c)(d)	4,462,000	4,015,800
Retym Inc Series C (b)(c)(d)	810,037	8,699,797
Retym Inc Series D (b)(c)(d)	194,389	2,196,596
SiMa Technologies Inc Series B (b)(c)(d)	2,821,200	20,228,004
SiMa Technologies Inc Series B1 (b)(c)(d)	188,978	1,540,171
		55,877,393
Software - 0.7%
Algolia Inc Series D (b)(c)(d)	276,495	3,785,217
Anthropic PBC Series D (b)(c)(d)	393,051	138,680,184
Anthropic PBC Series E (b)(c)(d)	39,600	13,210,560
Anthropic PBC Series F (c)(d)	287,400	95,876,640
Applied Intuition Inc Series A2 (b)(c)(d)	43,948	4,163,634
Applied Intuition Inc Series B2 (b)(c)(d)	21,192	2,007,730
Crusoe Energy Systems LLC Series D (b)(c)(d)	300,371	34,689,847
Crusoe Energy Systems LLC Series E (c)(d)	176,563	20,391,261
Databricks Inc Series G (b)(c)(d)	437,958	76,774,037
Databricks Inc Series H (b)(c)(d)	273,924	48,018,877
Databricks Inc Series I (b)(c)(d)	6,675	1,170,128
Databricks Inc Series J (b)(c)(d)	190,149	33,333,120
Databricks Inc Series K (c)(d)	58,500	10,255,050
Dataminr Inc Series D, 8% (b)(c)(d)	277,250	1,602,504
Density Ai Inc (c)(d)	2,558,700	3,812,463
Lyte Ai Inc Series B (b)(c)(d)	692,307	7,829,992
MOLOCO Inc Series A (b)(c)(d)	103,822	7,325,680
Nuro Inc/DE Series E (b)(c)(d)	465,136	5,325,807
OpenAI Group Pbc Series A-2 (c)(d)	156,615	107,702,570
OpenAI Group Pbc Series A-3 (c)(d)	43,828	30,140,077
Physical Intelligence Inc Series B (c)(d)	21,600	9,205,488
Runway AI Inc Series D (b)(c)(d)	540,130	7,902,102
Runway AI Inc Series E (c)(d)	34,558	505,583
Skyryse Inc Series B (b)(c)(d)	560,000	13,070,400
Skyryse Inc Series C (c)(d)	274,500	6,637,410
Skyryse Inc Series C-1 (c)(d)	65,325	1,527,952
		684,944,313
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	372,617	23,802,774
Lightmatter Inc Series C2 (b)(c)(d)	58,528	3,817,781
Lightmatter Inc Series D (b)(c)(d)	363,511	28,910,030
		56,530,585
TOTAL INFORMATION TECHNOLOGY		929,231,842
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	2,271,329	74,635,871
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	341,408	16,298,818
Redwood Materials Series D (b)(c)(d)	97,832	4,670,500
Redwood Materials Series E (c)(d)	16,614	793,152
TOTAL UTILITIES		21,762,470
TOTAL UNITED STATES		2,526,230,230
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,093,279,892)		2,759,088,263

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $9,830,736)	29,758	6,719,059

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(k)	2,743,770	2,734,715
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	980,651	235,029
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(k)	707,738	21,350
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	3,279,056	5,283,289
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	2,189,200	3,214,986
		8,498,275
TOTAL INFORMATION TECHNOLOGY		8,519,625
TOTAL UNITED STATES		8,754,654
TOTAL PREFERRED SECURITIES (Cost $9,900,415)		11,489,369

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	37,986,188	37,993,785
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	261,783,130	261,809,308
TOTAL MONEY MARKET FUNDS (Cost $299,803,093)			299,803,093

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $32,845,753,050)	95,592,673,088
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(294,007,138)
NET ASSETS - 100.0%	95,298,665,950

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,344,874,637 or 5.6% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,638 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $193,080,329 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Affiliated company.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $221,991,971.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/2023	1,348,924

ABL Space Systems Co Series A8	3/24/2021	12,165,467

ABL Space Systems Co Series A9	10/22/2021	9,626,140

AgBiome LLC Series C	6/29/2018	6,911,967

Akeana Series C	1/23/2024	4,633,446

Algolia Inc Series D	7/23/2021	8,086,110

Alif Semiconductor Series C	3/8/2022	7,953,922

Alif Semiconductor Series D	4/11/2025	5,884,324

Anduril Industries Inc Class B	6/16/2025	1,107,393

Anduril Industries Inc Class C	6/16/2025	531

Anduril Industries Inc Series F	8/7/2024	11,844,969

Anduril Industries Inc Series G	4/17/2025	10,412,849

Ant International Co Ltd Class C	5/16/2018	12,251,284

Anthropic PBC Series D	5/31/2024	11,793,299

Anthropic PBC Series E	2/14/2025	2,221,025

Anthropic PBC Series F	8/18/2025	40,514,088

Applied Intuition Inc Class A	7/2/2024	2,015,419

Applied Intuition Inc Series A2	7/2/2024	2,623,472

Applied Intuition Inc Series B2	7/2/2024	1,265,054

Atom Tickets LLC	8/15/2017	7,000,000

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	1,806,910

Blink Health LLC Series C	11/7/2019 - 7/14/2021	6,516,071

Blink Health LLC Series D	6/17/2024 - 6/25/2024	1,613,220

Bolt Technology OU Series E	1/3/2022	44,234,771

Bytedance Ltd Series E1	11/18/2020	32,109,399

Canva Inc Class A	8/19/2025 - 11/12/2025	44,610,394

Castle Creek Biosciences Inc Series A4	9/29/2016	9,830,736

Castle Creek Biosciences Inc Series B	10/9/2018	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/2021	916,700

Celestial AI Inc	2/25/2025	35,922

Celestial AI Inc (Milestone 1) rights	2/25/2025	2,908,004

Celestial AI Inc (Milestone 2) rights	2/25/2025	2,234,459

Celestial AI Inc (Milestone 3) rights	2/25/2025	652,163

Celestial AI Inc escrow shares	2/25/2025	0

Cellink Corp Series D	1/20/2022	16,065,910

Cerebras Systems Inc Series G	9/19/2025	40,203,471

Chobani Inc Class A	10/14/2025	16,051,785

Crusoe Energy Systems LLC Series D	12/10/2024	8,762,375

Crusoe Energy Systems LLC Series E	10/8/2025	14,832,750

Danger Devices Inc Series B	3/5/2025	4,018,031

Databricks Inc Series G	2/1/2021	25,893,230

Databricks Inc Series H	8/31/2021	20,129,068

Databricks Inc Series I	9/14/2023	490,612

Databricks Inc Series J	12/17/2024	17,588,783

Databricks Inc Series K	9/8/2025	8,775,000

Dataminr Inc Series D, 8%	3/6/2015	3,534,938

Density Ai Inc	12/5/2025	3,812,425

Diamond Foundry Inc Series C	3/15/2021	54,511,896

Discord Inc Series I	9/15/2021	3,358,809

Element Labs Inc Series A	2/11/2025	3,437,784

Element Labs Inc Series B	6/27/2025	5,916,979

Empower Semiconductor Inc Series D	6/27/2025	10,142,203

Enevate Corp 10% 5/12/2199	11/12/2024	187,681

Enevate Corp 6%	11/2/2023 - 10/31/2025	707,738

Enevate Corp Series E	1/29/2021	13,397,828

Epic Games Inc	7/30/2020	3,525,325

Fanatics Inc Class A	8/13/2020 - 10/24/2022	78,989,836

Frore Systems Inc Series C	5/10/2024	5,892,919

GoBrands Inc Series G	3/2/2021	41,503,015

GoBrands Inc Series H	7/22/2021	40,414,287

Gupshup Inc	6/8/2021	16,222,791

JUUL Labs Inc Class A	12/20/2017 - 11/4/2025	65,791,361

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

JUUL Labs Inc Series E	12/20/2017	320,664

Lightmatter Inc Series C1	5/19/2023	6,132,083

Lightmatter Inc Series C2	12/18/2023	1,521,833

Lightmatter Inc Series D	10/11/2024	29,164,670

Lyte Ai Inc Series B	8/13/2024	8,782,676

Menlo Microsystems Inc Series C	2/9/2022	6,204,268

MOLOCO Inc Series A	6/26/2023	6,229,320

Neurona Therapeutics Inc Series F	3/28/2025	3,919,768

Neutron Holdings Inc	2/4/2021	71,531

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	647,200

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	24,887,736

Neutron Holdings Inc Series 1C	7/3/2018	9,261,614

Neutron Holdings Inc Series 1D	1/25/2019	20,689,019

NScale Global Holdings Ltd Series B	9/25/2025	2,165,316

Nuro Inc/DE Series E	4/1/2025	5,950,713

OpenAI Group Pbc Class A	9/3/2025	24,209,000

OpenAI Group Pbc Series A-2	9/30/2024	29,421,124

OpenAI Group Pbc Series A-3	4/11/2025	13,449,203

Oura Inc Series D	12/18/2024	23,459,953

Oura Inc Series E	9/24/2025	59,208,725

Physical Intelligence Inc Series B	10/24/2025	5,865,681

Rad Power Bikes Inc	1/21/2021	4,476,962

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	980,651

Rad Power Bikes Inc Series A	1/21/2021	583,670

Rad Power Bikes Inc Series C	1/21/2021	2,296,683

Rad Power Bikes Inc Series D	9/17/2021	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	14,999,992

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	618,930

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Redwood Materials Series C	5/28/2021	16,183,924

Redwood Materials Series D	6/2/2023	4,670,095

Redwood Materials Series E	10/20/2025	793,083

Relativity Space Inc	5/27/2021	56,645,069

Retym Inc Series C	5/17/2023 - 6/20/2023	6,303,546

Retym Inc Series D	1/29/2025	2,057,996

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	22,218,913

Runway AI Inc Series D	9/6/2024	5,855,969

Runway AI Inc Series E	11/4/2025	505,521

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	3,279,056

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	2,189,200

SiMa Technologies Inc Series B	5/10/2021	14,465,422

SiMa Technologies Inc Series B1	4/25/2022	1,340,024

Skyryse Inc Series B	10/21/2021	13,820,783

Skyryse Inc Series C	9/16/2025 - 11/21/2025	7,418,143

Skyryse Inc Series C-1	8/13/2024	1,324,031

Space Exploration Technologies Corp	10/16/2015 - 7/18/2025	148,990,416

Space Exploration Technologies Corp Class C	9/11/2017 - 12/9/2024	11,127,463

Space Exploration Technologies Corp Series G	1/20/2015 - 9/7/2023	8,180,646

Space Exploration Technologies Corp Series H	8/4/2017	3,478,545

Space Exploration Technologies Corp Series J	9/7/2023	4,354,560

Space Exploration Technologies Corp Series N	8/4/2020	21,439,621

Stripe Global Holdings Inc Series H	3/15/2021	2,933,138

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	22,747,934

Taalas Inc 0%	12/23/2025	2,743,770

Taalas Inc Series B	2/19/2025	9,033,254

Taalas Inc warrants	12/23/2025	554,030

Tanium Inc Class B	4/21/2017	2,754,690

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	2,948,900

Tenstorrent Holdings Inc Series C1	4/23/2021	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/2024	3,604,718

Tory Burch LLC Class A	5/14/2015	20,890,423

Trade Republic Bank GmbH	12/16/2025	18,162,133

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	2,155,869

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	4,339,496

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	16,819

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	14,417

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	8,768,649

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	955,106

Veterinary Emergency Group	9/16/2021 - 3/17/2022	21,635,527

Waymo LLC Series A2	5/8/2020	6,982,377

Waymo LLC Series C2	10/18/2024	11,685,386

Xsight Labs Ltd Series D	2/16/2021	9,531,232

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	11,011,865

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Yanka Industries Inc Series F	4/8/2021	16,220,637

Zipline International Inc Series G	6/7/2024	11,807,883

Zipline International Inc Series H	12/3/2025	14,949,414

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/9/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,397,957	3,027,392,056	3,004,765,854	1,922,239	(30,374)	-	37,993,785	37,986,188	0.1%
Fidelity Securities Lending Cash Central Fund	289,896,195	3,930,878,889	3,958,958,023	1,448,372	(7,753)	-	261,809,308	261,783,130	0.8%
Total	305,294,152	6,958,270,945	6,963,723,877	3,370,611	(38,127)	-	299,803,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Capri Holdings Ltd	101,240,501	10,851,982	23,402,599	-	(4,726,993)	10,829,858	-	-
Restoration Hardware Inc	234,020,646	2,200,225	1,290,119	-	718,862	(84,228,813)	151,420,801	1,147,475
Total	335,261,147	13,052,207	24,692,718	-	(4,008,131)	(73,398,955)	151,420,801

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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